Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2015
Convertible bonds [Abstract]
Schedule of convertible bonds
	December 31,
	2014	2015
	RMB	RMB

2019 Convertible Senior Notes	2,447,980	2,597,403